                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-2671

                             SCUDDER MUNICIPAL TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                        Boston, Massachusetts 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       11/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder High Yield Tax-Free Fund

Semiannual Report to Shareholders

November 30, 2004

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. This fund may invest in lower-quality and nonrated securities, which present greater risk of loss of principal and interest than higher-quality securities. Insurance pertains to the timely payment of principal and interest by the issuer of the underlying securities, and not to the value of the fund's shares. Finally, the fund may focus its investments in certain geographical regions, thereby increasing its vulnerability to developments in that region. This may result in greater share price volatility. A portion of the fund's returns may be subject to federal, state, local and alternative minimum tax. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary November 30, 2004

Classes A, B, C and Institutional

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

Returns and rankings during all periods shown for Class A, B and C shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

A portion of the Fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Returns shown for Class A, B and C shares prior to their inception on May 1, 2000 are derived from the historical performance of Class S shares of the Scudder High Yield Tax-Free Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance. After December 31, 2004, Class S shares are generally not available to new investors. See the prospectus for details.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 11/30/04
Scudder High Yield Tax-Free Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	4.13%	4.23%	5.99%	6.45%	7.21%
Class B	3.72%	3.40%	5.14%	5.63%	6.30%
Class C	3.73%	3.43%	5.17%	5.63%	6.31%
Lehman Brothers Municipal Bond Index+	4.30%	4.07%	5.68%	6.78%	7.16%
Scudder High Yield Tax-Free Fund	6-Month*	1-Year	Life of Class*
Institutional Class	4.21%	4.43%	5.44%
Lehman Brothers Municipal Bond Index+	4.30%	4.07%	4.78%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 11/30/04	$ 12.68	$ 12.69	$ 12.69	$ 12.70
5/31/04	$ 12.50	$ 12.51	$ 12.51	$ 12.52
Distribution Information: Six Months: Income Dividends as of 11/30/04	$ .33	$ .28	$ .28	$ .34
November Income Dividend	$ .0551	$ .0469	$ .0471	$ .0576
SEC 30-day Yield++ as of 11/30/04	4.10%	3.50%	3.52%	4.51%
Tax Equivalent Yield++ as of 11/30/04	6.31%	5.38%	5.42%	6.94%
Current Annualized Distribution Rate++ as of 11/30/04	5.29%	4.50%	4.52%	5.52%

++ The SEC yield is net investment income per share earned over the month ended November 30, 2004, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 4.08% for Class A shares had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical and will fluctuate.

Class A Lipper Rankings — High-Yield Municipal Debt Funds Category as of 11/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	65	of	80	81
3-Year	24	of	73	33

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder High Yield Tax-Free Fund — Class A [] Lehman Brothers Municipal Bond Index+

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 11/30/04
Scudder High Yield Tax-Free Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,954	$11,371	$13,054	$19,160
	Average annual total return	-.46%	4.38%	5.48%	6.72%
Class B	Growth of $10,000	$10,043	$11,423	$13,049	$18,426
	Average annual total return	.43%	4.53%	5.47%	6.30%
Class C	Growth of $10,000	$10,343	$11,634	$13,153	$18,432
	Average annual total return	3.43%	5.17%	5.63%	6.31%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,407	$11,802	$13,884	$19,969
	Average annual total return	4.07%	5.68%	6.78%	7.16%
Scudder High Yield Tax-Free Fund		1-Year	Life of Class*
Institutional Class	Growth of $1,000,000	$1,044,300	$1,128,700
	Average annual total return	4.43%	5.44%
Lehman Brothers Municipal Bond Index+	Growth of $1,000,000	$1,040,700	$1,110,800
	Average annual total return	4.07%	4.78%

The growth of $10,000 and $1,000,000 are cumulative.

The minimum initial investment for Institutional Class is $1,000,000.

* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP. After December 31, 2004 Class S shares will generally not be available to new investors. (For details see the Fund's prospectus and Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during all periods shown for Class S and Class AARP shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

A portion of the Fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Returns shown for Class AARP shares prior to their inception on October 2, 2000 are derived from the historical performance of Class S shares of Scudder High Yield Tax-Free Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 11/30/04
Scudder High Yield Tax-Free Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class S	4.16%	4.36%	6.05%	6.54%	7.40%
Class AARP	4.17%	4.29%	6.03%	6.52%	7.39%
Lehman Brothers Municipal Bond Index+	4.30%	4.07%	5.68%	6.78%	7.16%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 11/30/04	$ 12.69	$ 12.70
5/31/04	$ 12.51	$ 12.52
Distribution Information: Six Months: Income Dividends as of 11/30/04	$ .34	$ .34
November Income Dividend	$ .0570	$ .0570
SEC 30-day Yield++ as of 11/30/04	4.38%	4.45%
Tax Equivalent Yield++ as of 11/30/04	6.74%	6.85%
Current Annualized Distribution Rate++ as of 11/30/04	5.46%	5.46%

++ The SEC yield is net investment income per share earned over the month ended November 30, 2004, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 4.30% and 4.36% for the Class AARP and S shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the fund's yield and a marginal federal income rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical and will fluctuate.

Class S Lipper Rankings — High-Yield Municipal Debt Funds Category as of 11/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	62	of	80	77
3-Year	21	of	73	28
5-Year	9	of	61	15
10-Year	2	of	30	7

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder High Yield Tax-Free Fund — Class S [] Lehman Brothers Municipal Bond Index+

Yearly periods ended November 30
Comparative Results as of 11/30/04
Scudder High Yield Tax-Free Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,436	$11,929	$13,724	$20,422
	Average annual total return	4.36%	6.05%	6.54%	7.40%
Class AARP	Growth of $10,000	$10,429	$11,921	$13,716	$20,410
	Average annual total return	4.29%	6.03%	6.52%	7.39%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,407	$11,802	$13,884	$19,969
	Average annual total return	4.07%	5.68%	6.78%	7.16%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended November 30, 2004.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2004
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Beginning Account Value 6/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/04	$ 1,041.30	$ 1,037.20	$ 1,037.30	$ 1,041.70	$ 1,041.60	$ 1,042.10
Expenses Paid per $1,000*	$ 4.41	$ 8.44	$ 8.34	$ 4.08	$ 4.07	$ 3.66
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Beginning Account Value 6/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/04	$ 1,020.74	$ 1,016.78	$ 1,016.88	$ 1,021.07	$ 1,021.08	$ 1,021.49
Expenses Paid per $1,000*	$ 4.37	$ 8.36	$ 8.26	$ 4.04	$ 4.03	$ 3.62

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Scudder High Yield Tax-Free Fund	.86%	1.65%	1.63%	.80%	.79%	.71%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Philip G. Condon serves as lead portfolio manager of Scudder High Yield Tax-Free Fund. Rebecca L. Wilson is a portfolio manager. In the following interview, Scudder's municipal bond team discusses the fund's performance for the period and the market environment for municipal bonds.

Q:  Will you describe the general market environment during the semiannual period ended November 30, 2004?

A:  Municipal bonds and the broad bond market, in general, delivered strong results for the six-month period ended November 30, 2004. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, delivered total returns which account for changes to price and yield of 4.30% for the semiannual period ended November 30, 2004.1 The broad bond market, as measured by the Lehman Brothers Aggregate Bond Index, delivered total returns of 3.82% for the same period.2

Municipal bond new issue supply was lower for the 11-month (calendar year-to-date) period ended November 30, 2004, versus the same period in 2003. Because of concerns about rising interest rates, municipal bond demand was low among mutual fund investors. However, overall demand was boosted as a result of strong demand from institutional investors, such as insurance companies. This combination of falling supply and solid demand helped municipal bonds outperform many taxable alternatives. Supply and demand factors are important because they are one way a bond's price can be driven higher or lower. High demand or low supply can cause a bond's price to rise, while lessened demand or a flood of supply can cause a bond's price to decline. A bond's yield moves in the opposite direction of its price.

1 The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

2 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.

Index returns assume reinvestment of all distributions and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

During the period, the Federal Reserve Board (the Fed) increased the federal funds rate, the benchmark for market interest rates, to 2.00% in four increments of 0.25%. However, slowing economic growth and rising oil prices helped keep yields in the bond market from rising as much as investors anticipated and caused yields to decline in many maturities. (A rise in interest rates causes the price of a bond in the market to fall. When new bonds become available at new, higher yields — and lower prices — investors have less of an incentive to buy older bonds, which are then more expensive. Therefore, for current bond holders, an environment in which rates and yields are lower or stable is more beneficial for the bond holdings.)

Overall, the municipal bond yield curve flattened during the period.3 Municipal bond yields with maturities of one and two years rose, while those with longer maturities, especially 15-year and 20-year bonds, declined. A flattening curve means that the difference in yields between longer-term and shorter-term maturities is decreasing, and investors have less incentive to tie their money up in longer-maturity bonds, which can be more sensitive to interest rate changes. The fund's portfolio managers track the movements of the yield curve and position the fund's investments based upon their expectations for future yield curve fluctuations, while also working to keep the fund's duration similar to that of its benchmark, the Lehman Brothers Municipal Bond Index.4

3 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as "steep," this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.

4 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a 100-basis-point (one single percentage point) change in market interest rate levels. A duration of 1.25, for example, means that the price of a bond or bond portfolio should rise by approximately 1.25% for a one-percentage-point drop in interest rates, and, that it should fall by 1.25% for a one-percentage-point rise in interest rates.

AAA Municipal bond yield curve (as of 5/31/04 and 11/30/04)

Source: Municipal Market Data

This chart is not intended to represent the yield of any Scudder fund.

Q:  How did Scudder High Yield Tax-Free Fund perform for the six-month period ended November 30, 2004?

A:  Scudder High Yield Tax-Free Fund posted strong absolute results in the period, but underperformed its benchmark and average Lipper peer. The fund's delivered a total return of 4.13%,while its benchmark, the unmanaged Lehman Brothers Municipal Bond Index, returned 4.30%. The fund underperformed its average peer in the Lipper High Yield Municipal Debt Funds category, which gained 4.76%.5 Returns are for Class A shares, unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. (Please see pages 3 through 8 for the performance of other share classes and more complete performance information.)

5 The Lipper High Yield Municipal Debt Funds category includes funds that invest at least 50% of their assets in lower-rated municipal debt issues.

Q:  How was the fund positioned, and how did this positioning contribute to its performance for the semiannual period ended November 30, 2004?

A:  High-yield municipal bonds performed strongly for the semiannual period, because interest rates remained historically low and investors continued to seek out higher-yielding, lower-rated investments. This heightened demand led high-yield securities to outperform higher-quality bonds in the period. In addition, the US economy continued to show signs of improvement throughout the period, and the outlook for entities issuing high-yield bonds improved. As a result, yield spreads for high-yield bonds also tightened during the period.6

This strong showing by high-yield bonds aided the fund's absolute results for the period. However, the fund's returns lagged that of its Lipper peer due to our relative underweight in high-yield bonds. Another reason for the fund's weaker relative results is its more defensive positioning in terms of the coupon, duration and credit quality of the bonds we chose. Generally, we held bonds with shorter maturities and slightly higher relative credit quality which did not perform as well on a relative basis during the period. However, we are comfortable with this positioning and believe it can help the fund deliver attractive long-term results both on an absolute and relative basis.

Overall, we believe municipal bond valuations relative to Treasuries and agencies are attractive throughout the yield curve.

6 The yield spread is the difference between the yield of a municipal bond security and the yield of an AAA-rated municipal credit. A large spread indicates that investors require yields substantially above those of Treasuries in order to invest in high-yield bonds. This is generally indicative of a higher-risk environment. A smaller spread generally indicates a more positive environment, since investors are less concerned about risk and therefore willing to accept lower yields. A drop in the yield spread is a positive.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary November 30, 2004

Portfolio Composition	11/30/04	5/31/04

Revenue Bonds	65%	66%
General Obligation Bonds	15%	14%
ETM/Prerefunded	11%	12%
Lease Obligations	6%	6%
Other	3%	2%
	100%	100%
Quality	11/30/04	5/31/04

AAA	33%	32%
AA	7%	8%
A	16%	11%
BBB	16%	23%
BB	3%	4%
B	4%	3%
Not Rated	21%	19%
	100%	100%
Effective Maturity	11/30/04	5/31/04

Less than 1 year	5%	3%
1 < 5 years	10%	9%
5 < 8 years	41%	27%
8 < 15 years	34%	36%
Greater than 15 years	10%	25%
	100%	100%

Weighted average effective maturity: 9.14 years and 12.05 years, respectively.

Top Five State Allocations (% of Investment Portfolio)	11/30/04	5/31/04

California	18%	17%
Texas	10%	10%
Massachusetts	9%	8%
Washington	6%	6%
Pennsylvania	5%	5%

Portfolio composition, quality, effective maturity and top five state allocations are subject to change.

The ratings of Moody's Investors Service, Inc. and Standard and Poor's Corporation represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 17. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of November 30, 2004 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 98.5%
Alabama 0.6%
Camden, AL, Industrial Development Board Revenue, Weyerhaeuser, Series A, 6.125%, 12/1/2024	1,000,000	1,072,890
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	3,700,000	3,851,885
		4,924,775
Alaska 1.3%
Anchorage, AK, State General Obligation, 5.5%, 7/1/2018 (b)	2,680,000	2,968,234
North Slope Borough, AK, Other General Obligation, Series B, Zero Coupon, 6/30/2005 (b)	7,600,000	7,504,088
		10,472,322
Arizona 0.5%
Arizona, Water & Sewer Revenue, Water Infrastructure Finance Authority, Series A, Prerefunded, 5.375%, 10/1/2013	3,625,000	4,082,982
California 17.6%
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	4,500,000	5,064,255
California, Electric Revenue, Department Water Supply, Series 309, Inverse Floater, 144A, 8.82%, 5/1/2018** (b)	1,875,000	2,227,237
California, General Obligation, Economic Recovery, Inverse Floater, Series 926, 8.416%, 7/1/2015**	2,900,000	3,555,429
California, Multi Family Housing Revenue, Communities Development Authority Revenue, East Valley Tourist, Series A, 9.25%, 10/1/2020	4,000,000	4,369,040
California, Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2020	4,000,000	4,363,080
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.625%, 6/1/2038	15,110,000	15,869,731
Series 2003-A-1, 6.75%, 6/1/2039	17,750,000	17,755,680
California, State General Obligation:
5.0%, 2/1/2020	11,105,000	11,623,937
5.25%, 2/1/2019	8,000,000	8,571,600
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2019	3,825,000	4,175,102
Foothill, CA, Eastern Corridor Agency, Series A, ETM, Step-up Coupon, 0% to 1/1/2005, 7.1% to 1/1/2010	7,000,000	8,227,940
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.1% to 1/1/2011	4,415,000	5,274,865
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.1% to 1/1/2012	6,000,000	7,168,560
Series A, Prerefunded, Step-up Coupon, 0% to 1/1/2005, 7.1% to 1/1/2014	2,875,000	3,441,519
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, AMT, Series C, 7.5%, 12/1/2024	6,035,000	5,867,951
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	960,000	978,653
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	4,000,000	4,148,240
San Joaquin Hills, CA, Transportation Corridor Agency:
Prerefunded, 7.6%, 1/1/2011	5,000,000	5,874,050
Prerefunded, 7.65%, 1/1/2012	15,000,000	17,644,350
Prerefunded, 7.65%, 1/1/2013	4,000,000	4,705,160
		140,906,379
Colorado 3.4%
Colorado, Hospital & Healthcare Revenue, Health Facilities Authority, Hospital-Portercare Adventist Health, 6.625%, 11/15/2026	2,000,000	2,210,100
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, 7.125%, 6/15/2041	8,000,000	8,482,000
Denver, CO, Airport Revenue, AMT, Series D, 7.75%, 11/15/2013	9,775,000	11,779,950
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Authority, AMT, 7.75%, 9/1/2016	2,500,000	2,632,675
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,498,632
		27,603,357
Connecticut 1.8%
Mashantucket, CT, Project Revenue, Western Pequot Tribe:
Series B, Zero Coupon, 9/1/2010	2,000,000	1,552,820
Series B, Zero Coupon, 9/1/2011	2,000,000	1,467,260
Series B, Zero Coupon, 9/1/2012	2,000,000	1,383,340
Series B, Zero Coupon, 9/1/2013	2,000,000	1,299,200
Series B, Zero Coupon, 9/1/2014	2,000,000	1,217,920
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot Tribe:
Series B, 144A, 5.7%, 9/1/2012	1,000,000	1,067,320
Series A, Prerefunded, 144A, 6.4%, 9/1/2011	1,490,000	1,640,788
Series A, 144A, 6.4%, 9/1/2011	1,510,000	1,606,655
Mohegan Tribe, CT, Gaming Authority, Priority Distribution, 5.25%, 1/1/2033	3,000,000	2,922,900
		14,158,203
Delaware 0.3%
Delaware, Industrial Development Revenue, 6.375%, 5/1/2027	2,000,000	2,031,060
District of Columbia 0.9%
District of Columbia, Water & Sewer Revenue, Water & Sewer Authority, Inverse Floater, Rites:
10.074%, 10/1/2014** (b)	4,220,000	5,721,687
10.093%, 10/1/2016** (b)	1,155,000	1,597,931
		7,319,618
Florida 3.7%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	515,000	527,638
Florida, Industrial Development Revenue, Capital Travel Agency, Seminole Tribe Convention, Series A, 10.0%, 10/1/2033	8,000,000	9,808,160
Highlands County, FL, Hospital & Healthcare Revenue, Adventist Health Systems, Series A, 6.0%, 11/15/2031	1,000,000	1,072,230
Highlands County, FL, Hospital & Healthcare Revenue, Health Facilities Authority, Adventist Hospital, Series D, 5.875%, 11/15/2029	4,000,000	4,287,440
Hillsborough County, FL, Hospital & Healthcare Revenue, Industrial Development Authority, University Community Hospital Project, Series A, 5.625%, 8/15/2019	3,425,000	3,473,018
Hillsborough County, FL, Industrial Development Revenue, University Community Hospital Project, Series A, 5.625%, 8/15/2023	3,320,000	3,331,554
Indian Trace, FL, Special Assessment Revenue, Community Development District, Water Management, Series B, 8.25%, 5/1/2005	345,000	347,470
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 6.75%, 11/15/2029	6,400,000	6,742,016
		29,589,526
Georgia 1.7%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South George Methodist, Series A, 6.375%, 5/15/2029	3,000,000	2,976,030
Athens-Clarke County, GA, Senior Care Revenue, Wesley Woods, 6.35%, 10/1/2017	1,380,000	1,270,704
Brunswick & Glynn County, GA, Development Authority First Mortgage Revenue, Coastal Community Retirement, Series A, 7.25%, 1/1/2035	2,960,000	2,923,681
Coweta County, GA, Senior Care Revenue, Residential Care Facilities for the Elderly Authority, Wesley Woods, Series A, 8.25%, 10/1/2026	1,000,000	1,039,280
Georgia, Electric Revenue, Municipal Electric Authority:
Series Z, ETM, 5.5%, 1/1/2012	80,000	88,927
Series Z, 5.5%, 1/1/2012	1,295,000	1,415,539
Rockdale County, GA, Resource Recovery Revenue, Development Authority, Visy Paper, Inc. Project, AMT, 7.4%, 1/1/2016	3,745,000	3,861,844
		13,576,005
Illinois 1.8%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029 (b)	1,000,000	1,042,130
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue, Zero Coupon, 5/15/2006	4,000,000	3,793,920
Illinois, Health Facilities Authority Revenue, Benedict State, Series 2003A-1, 6.9%, 11/15/2033	3,000,000	3,012,720
Kane County, IL, School District General Obligation, School District No. 129 Aurora West Side, Series A, 5.75%, 2/1/2018 (b)	4,370,000	4,932,594
Winnebago County, IL, School District General Obligation, School District No. 122, Series 3, 6.45%, 6/1/2008 (b)	1,500,000	1,684,935
		14,466,299
Indiana 0.9%
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,000,000	1,756,600
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	2,300,000	2,198,087
North Manchester, IN, Senior Care Revenue, 7.25%, 7/1/2033	3,000,000	3,057,000
		7,011,687
Iowa 0.4%
Wapello County, IA, Hospital & Healthcare Revenue, Ottumwa Regional Health Center Project, 6.375%, 10/1/2031	3,000,000	3,123,390
Kansas 2.0%
Lenexa, KS, Hospital & Healthcare Revenue, Series C, 6.875%, 5/15/2032	1,750,000	1,857,030
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A, 6.5%, 5/15/2028	1,000,000	1,003,460
Overland Park, KS, Industrial Development Revenue, Development Corp., Series A, 7.375%, 1/1/2032	8,000,000	8,149,040
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025	1,300,000	1,349,556
Series 3, 5.625%, 11/15/2031	3,750,000	3,886,050
		16,245,136
Kentucky 1.2%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority, Norton Healthcare, Inc., Series A, 6.625%, 10/1/2028	5,500,000	5,895,175
Kentucky, Transportation/Tolls Revenue, State Turnpike Authority, Revitalization Project, Series A, 5.5%, 7/1/2014 (b)	3,210,000	3,655,965
		9,551,140
Maryland 2.4%
Anne Arundel County, MD, County General Obligation, National Business Park Project, Prerefunded, 7.375%, 7/1/2028	2,000,000	2,451,780
Maryland, Higher Education Revenue, Collegiate Housing Foundation, Series A, 5.75%, 6/1/2031	1,000,000	1,012,690
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	2,500,000	2,814,250
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.625%, 12/1/2022	12,000,000	12,564,480
		18,843,200
Massachusetts 8.5%
Boston, MA, Industrial Development Revenue, AMT:
6.5%, 9/1/2035	4,000,000	3,931,600
8.0%, 9/1/2035	1,000,000	1,027,500
Massachusetts, Electric Revenue, Wholesale Electrical Co. Power Supply, Inverse Floater, Series 674, 15.76%, 7/1/2016** (b)	5,392,500	7,365,670
Massachusetts, Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series B, 6.25%, 7/1/2022	1,750,000	1,849,190
Massachusetts, Health & Educational Facilities Authority Revenue, Milford-Whitinsville Hospital, Series D, 6.5%, 7/15/2023	2,685,000	2,846,422
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	4,000,000	4,625,280
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Partners Healthcare System, Series B, 5.125%, 7/1/2019	1,185,000	1,232,495
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, South Shore Hospital:
Series F, 5.625%, 7/1/2019	1,000,000	1,045,590
Series F, 5.75%, 7/1/2029	4,000,000	4,122,640
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,960,000	3,838,784
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	2,000,000	2,310,720
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,825,480
Massachusetts, Resource Recovery Revenue, Industrial Finance Agency, Solid Waste Disposal, Peabody Monofill Association, Inc., 9.0%, 9/1/2005 (c)	320,000	322,022
Massachusetts, Senior Care Revenue, Industrial Finance Agency, Edgewood Retirement Community, Series A, Prerefunded, 9.0%, 11/15/2025	1,000,000	1,084,810
Massachusetts, State General Obligation, 6.0%, 11/1/2010	16,000,000	18,333,920
Massachusetts, State General Obligation, Inverse Floater, Series A, 8.82%, 12/1/2016**	5,000,000	6,165,450
		67,927,573
Michigan 3.1%
Delta County, MI, Pollution Control Revenue, Economic Development Corp., Series A, 6.25%, 4/15/2027	5,000,000	5,309,050
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
Zero Coupon, 7/1/2011	3,150,000	2,372,580
Zero Coupon, 7/1/2012	3,150,000	2,249,163
Detroit, MI, School District General Obligation:
Series A, 5.5%, 5/1/2016 (b)	1,500,000	1,667,370
Series A, 5.5%, 5/1/2018 (b)	1,565,000	1,731,719
Series A, 5.5%, 5/1/2019 (b)	1,200,000	1,323,840
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp., Series A, 7.5%, 5/15/2029	2,000,000	2,072,480
Kentwood, MI, Industrial Development Revenue, Economic Development, Series A, 6.0%, 11/15/2032	1,750,000	1,763,038
Michigan, Municipal Bond Authority Revenue, Inverse Floater, Series 419, 5.0%, 4/1/2012**	500,000	1,134,500
Michigan, Senior Care Revenue, Strategic Fund Limited, 5.75%, 11/15/2018	1,500,000	1,532,145
Michigan, State Agency General Obligation Lease, Building Authority, Inverse Floater, Series B, 144A, 9.096%, 4/15/2009**	1,145,000	1,406,335
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	2,000,000	2,195,560
		24,757,780
Minnesota 0.5%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Benedictine Health Systems, St. Mary:
5.375%, 2/15/2022	1,000,000	1,032,540
5.5%, 2/15/2023	1,000,000	1,036,760
Minneapolis & St. Paul, MN, Community Special Facilities Revenue, Northwest Airlines Project, Series A, AMT, 7.0%, 4/1/2025	2,000,000	1,714,240
		3,783,540
Mississippi 0.2%
Mississippi, Sales & Special Tax Revenue, Development Bank, Diamond Lakes Utilities, Series A, 6.25%, 12/1/2017	1,500,000	1,456,290
Missouri 3.5%
Florissant, MO, Industrial Development Revenue, Desmet Acquisition, Series A, 8.5%, 8/15/2030	6,775,000	7,156,839
Florissant, MO, Industrial Development Revenue, St. Catherine Acquisition, Series B, 9.0%, 8/15/2030	3,185,000	3,368,711
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,015,210
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	7,600,000	8,717,504
St. Louis, MO, Industrial Development Revenue, St. Louis Convention, AMT, Series A, 7.25%, 12/15/2035	10,000,000	8,079,300
		28,337,564
Nevada 1.5%
Clark County, NV, County General Obligation, 5.5%, 6/1/2015 (b)	5,000,000	5,543,350
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 7.375%, 1/1/2030	6,000,000	6,088,080
		11,631,430
New Hampshire 1.3%
New Hampshire, Higher Education Revenue, Health & Educational Facilities Authority, New Hampshire College Issue, 7.4%, 1/1/2023	2,000,000	2,171,300
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,771,923
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	2,055,000	2,004,837
5.625%, 7/1/2018	1,615,000	1,556,279
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Riverwoods at Exeter:
Series A, 6.375%, 3/1/2013	640,000	649,344
Series A, 6.5%, 3/1/2023	1,000,000	1,005,390
		10,159,073
New Jersey 2.0%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,035,370
New Jersey, Economic Development Authority Revenue, Inverse Floater, Series PA-1253, 5.0%, 9/1/2011** (b)	1,015,000	1,630,699
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,190,094
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (b)	1,430,000	1,499,312
Series A, 5.0%, 7/1/2023 (b)	1,770,000	1,847,332
New Jersey, Economic Development Authority, Economic Development Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,651,500
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,436,699
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043	5,500,000	5,138,375
		16,429,381
New York 4.4%
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	1,000,000	1,047,780
New York, Senior Care Revenue, Dormitory Authority, Inverse Floater, Series 310, 10.08%, 2/15/2010** (b)	1,890,000	2,525,475
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013	2,750,000	3,117,015
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	2,750,000	3,027,145
New York, Transportation/Tolls Revenue, Inverse Floater, Securities Trust Certificates, 144A, 9.1%, 11/15/2016** (b)	5,000,000	6,176,800
New York, Transportation/Tolls Revenue, Transportation Authority, Series A, 5.75%, 7/1/2018	7,000,000	8,047,620
New York, NY, General Obligation:
Series A, Prerefunded, 7.0%, 8/1/2007	200,000	218,552
Series A, 7.0%, 8/1/2007	4,800,000	5,205,360
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, 6.45%, 7/1/2032	1,490,000	1,414,681
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,491,750
New York, NY, Transitional Finance Authority:
Series B, Prerefunded, 5.5%, 2/1/2016	420,000	477,834
Series B, Prerefunded, 5.5%, 2/1/2016	1,580,000	1,744,067
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,025,887
		35,519,966
North Carolina 0.6%
North Carolina, Electric Revenue, Municipal Power Agency:
Series F, 5.5%, 1/1/2016	1,000,000	1,069,560
Series F, 5.5%, 1/1/2017	1,495,000	1,592,728
Series B, 6.375%, 1/1/2013	2,075,000	2,324,270
		4,986,558
North Dakota 0.5%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	3,750,000	4,086,562
Ohio 1.4%
Franklin County, OH, Hospital & Healthcare Revenue, Health Care Facilities, Ohio Presbyterian Retirement Service, Series A, 7.125%, 7/1/2029	1,000,000	1,087,680
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (b)	5,860,000	6,551,656
Ohio, Transportation/Tolls Revenue, Turnpike Authority, Series B, 5.5%, 2/15/2013 (b)	3,000,000	3,396,120
		11,035,456
Pennsylvania 4.7%
Allegheny County, PA, Hospital & Healthcare Revenue, Hospital Development Authority, West Pennsylvania Allegheny Health Services:
9.25%, 11/15/2022	2,000,000	2,317,980
Series B, 9.25%, 11/15/2030	4,630,000	5,366,124
Chester County, PA, Senior Care Revenue, Health & Education Facilities Authority, Jenners Pond, Inc. Project, 7.625%, 7/1/2034	1,750,000	1,770,178
Delaware County, PA, Project Revenue, Authority First Management, White Horse Village Project, Series A, 7.625%, 7/1/2030	1,000,000	1,052,860
Delaware County, PA, Senior Care Revenue, Authority First Management, White Horse Village Project:
Series A, 6.7%, 7/1/2007	1,000,000	1,033,040
Series A, 7.5%, 7/1/2018	2,000,000	2,056,480
Delaware Valley, PA, County General Obligation, Regional Financial Authority, 5.75%, 7/1/2017	6,250,000	7,225,812
Montgomery County, PA, Senior Care Revenue, Higher Education & Health Authority, Philadelphia Geriatric Center, Series A, 7.25%, 12/1/2027	3,125,000	3,275,719
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	5,095,000	5,421,844
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, AMT, Series A, 6.125%, 11/1/2021	700,000	719,243
Philadelphia, PA, Industrial Development Authority Revenue, Doubletree Commercial Development, Series A, 6.5%, 10/1/2027	4,500,000	4,569,030
Westmoreland County, PA, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, 8.125%, 11/15/2030	3,000,000	3,224,250
		38,032,560
Rhode Island 0.2%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	1,750,000	1,636,775
South Carolina 3.4%
Berkeley County, SC, County General Obligation, School District, 5.5%, 1/15/2017 (b)	8,970,000	9,937,056
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,538,070
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Bon Secours Health Systems, Inc., Series A, 5.625%, 11/15/2030	5,000,000	5,118,950
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance:
Series C, 7.0%, 8/1/2030	5,420,000	6,031,376
Series A, Prerefunded, 7.375%, 12/15/2021	3,500,000	4,305,700
		26,931,152
Tennessee 1.9%
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, 8.0%, 7/1/2033	3,000,000	3,553,620
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, 7.5%, 7/1/2033	5,000,000	5,873,500
Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care:
ETM, 6.5%, 9/1/2026	1,870,000	2,217,203
Prerefunded, 6.5%, 9/1/2026	3,130,000	3,749,615
		15,393,938
Texas 10.3%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	3,608,570
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,365,025
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 6.75%, 4/1/2027	4,990,000	2,404,082
Dallas, TX, Airport Revenue, International Airport, Inverse Floater, Series 350, AMT, 9.025%, 5/1/2011** (b)	3,565,000	4,075,080
Fort Bend, TX, General Obligation, Independent School District, Series A, 5.25%, 8/15/2025	4,445,000	4,695,609
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Herman Healthcare Systems, Series A, 5.125%, 12/1/2023	1,175,000	1,184,235
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare, Series A, 6.375%, 6/1/2029	4,460,000	4,881,158
Hidalgo County, TX, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	5,000,000	5,056,000
Hidalgo County, TX, Hospital & Healthcare Revenue, Mission Hospital, Inc. Project, 6.75%, 8/15/2016	3,500,000	3,589,565
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	12,100,000	9,817,940
Jefferson County, TX, County General Obligation:
5.75%, 8/1/2015 (b)	3,075,000	3,485,605
5.75%, 8/1/2017 (b)	1,185,000	1,341,965
Lubbock, TX, Senior Care Revenue, Health Facilities Development Corp., Carillon Project, Series A, 6.5%, 7/1/2019	2,885,000	2,246,954
Magnolia, TX, School District General Obligation, Independent School District, 5.0%, 8/15/2017	2,400,000	2,541,528
Plano, TX, School District General Obligation, Independent School District, 5.375%, 2/15/2016	5,000,000	5,454,700
San Antonio, TX, Gas & Electric, 5.375%, 2/1/2020	2,500,000	2,710,175
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	2,500,000	2,725,925
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	5,000,000	5,250,900
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,121,640
Tom Green County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	1,072,780
Travis County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Ascension Health, Series A, Prerefunded, 6.25%, 11/15/2015 (b)	10,000,000	11,565,600
		82,195,036
Utah 0.3%
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	2,000,000	2,301,280
Vermont 0.1%
Vermont, Multi Family Housing Revenue, Housing Finance Agency, Northgate Project, AMT, 8.25%, 6/15/2020 (c)	890,000	890,712
Virginia 0.9%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	3,000,000	3,152,580
Virginia, Senior Care Revenue, 7.375%, 12/1/2032	3,500,000	3,672,235
		6,824,815
Washington 5.6%
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2014 (b)	4,885,000	5,541,349
Tacoma, WA, Electric Revenue, Series A, 5.75%, 1/1/2016 (b)	5,000,000	5,620,900
Washington, Electric Revenue, Energy Northeast Electric, Series A, 5.75%, 7/1/2018 (b)	3,500,000	3,934,490
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2:
Series A, 6.3%, 7/1/2012	10,000,000	11,767,200
Inverse Floater, 9.425%, 7/1/2012**	3,000,000	3,679,620
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,167,925
Washington, Electric Revenue, Rites, Inverse Floater, 8.827%, 7/1/2015**	6,250,000	7,419,937
Whatcom County, WA, School District General Obligation, Washington School District No. 503, 5.5%, 12/1/2014 (b)	3,375,000	3,779,899
		44,911,320
West Virginia 0.7%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	980,000	1,072,355
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	4,020,000	4,791,800
		5,864,155
Wisconsin 2.4%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,487,700
Wisconsin, Senior Care Revenue, Health & Educational Facilities Authority, National Regency of New Berlin Project, 8.0%, 8/15/2025	1,405,000	1,511,078
Wisconsin, State General Obligation, Series 1, 5.5%, 5/1/2014 (b)	8,410,000	9,550,732
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,519,825
		19,069,335
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $733,073,125) (a)	98.5	788,067,330
Other Assets and Liabilities, Net	1.5	12,367,067
Net Assets	100.0	800,434,417

** Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities. These securities, amounting to $54,681,850, aggregating 6.8% of net assets, are shown at their current rate as of November 30, 2004.

(a) The cost for federal income tax purposes was $732,679,904. At November 30, 2004, net unrealized appreciation for all securities based on tax cost was $55,387,426. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $62,271,391 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,883,965.

(b) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	2.1
FGIC	Financial Guaranty Insurance Company	2.6
FSA	Financial Security Assurance	7.6
MBIA	Municipal Bond Investors Assurance	7.7

(c) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such a security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

Schedule of Restricted Securities
Security	Acquisition Date	AcquisitionCost ($)	Value ($)	Value as a % of Net Assets
Massachusetts, Resource Recovery Revenue, Industrial Finance Agency, Solid Waste Disposal, Peabody Monofil Association, Inc., 9.0%, 9/1/2005	12/30/1994	320,000	322,022.04%
Vermont Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, AMT, 8.25%, 6/15/2020	12/12/1989	873,148	890,712.11%

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow by a Trustee and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

At November 30, 2004, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation/ (Depreciation) ($)
11/30/2004 10/13/2014	22,000,000+	Fixed — 3.61%	Floating — BMA	216,615
12/14/2004 12/14/2016	5,000,000*	Fixed — 5.69%	Floating — LIBOR	(341,000)
1/18/2005 1/18/2015	25,500,000**	Fixed — 5.14%	Floating — LIBOR	(668,100)
1/25/2005 1/25/2015	25,500,000**	Fixed — 5.08%	Floating — LIBOR	(527,850)
2/22/2005 2/22/2017	4,000,000+	Fixed — 5.14%	Floating — LIBOR	(45,600)
2/28/2005 2/28/2017	3,600,000*	Fixed — 5.14%	Floating — LIBOR	(42,480)
3/30/2005 3/30/2015	5,750,000***	Fixed — 4.61%	Floating — LIBOR	125,350
3/31/2005 3/31/2015	6,200,000***	Fixed — 4.72%	Floating — LIBOR	81,220
4/14/2005 4/14/2015	17,700,000++	Fixed — 3.59%	Floating — BMA	238,950
5/4/2005 5/4/2014	44,000,000****	Fixed — 3.65%	Floating — BMA	492,800
5/18/2005 11/18/2014	32,500,000++	Fixed — 4.75%	Floating — LIBOR	321,750
Total net unrealized depreciation on open interest rate swaps				(148,345)

Counterparties:

+ Lehman Brothers, Inc.

++ JPMorgan Chase Bank

* Goldman, Sachs & Co.

** Gold Weissman & Frankel, Inc.

*** Morgan Stanley

**** Citibank NA

BMA: Represents the Bond Market Association

LIBOR: Represents the London InterBank Offered Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2004 (Unaudited)
Assets
Investments in securities, at value (cost $733,073,125)	$ 788,067,330
Receivable for investments sold	375,353
Interest receivable	14,549,039
Receivable for Fund shares sold	1,407,073
Other assets	5,347
Total assets	804,404,142
Liabilities
Due to custodian bank	106,922
Net unrealized depreciation on interest rate swaps	148,345
Dividends payable	807,757
Payable for Fund shares redeemed	1,215,459
Accrued management fee	1,037,173
Other accrued expenses and payables	654,069
Total liabilities	3,969,725
Net assets, at value	$ 800,434,417
Net Assets
Net assets consist of: Undistributed net investment income	267,305
Net unrealized appreciation (depreciation) on: Investments	54,994,205
Interest rate swaps	(148,345)
Accumulated net realized gain (loss)	(25,375,050)
Paid-in capital	770,696,302
Net assets, at value	$ 800,434,417

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2004 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($163,251,978 ÷ 12,872,562 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.68
Maximum offering price per share (100 ÷ 95.5 of $12.68)	$ 13.28

Class B

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($54,826,501 ÷ 4,320,960 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 12.69

Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($58,820,737 ÷ 4,634,932 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 12.69
Class AARP Net Asset Value, offering and redemption price per share ($49,945,827 ÷ 3,935,646 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.69
Class S Net Asset Value, offering and redemption price per share ($473,317,676 ÷ 37,280,932 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.70
Institutional Class Net Asset Value, offering and redemption price per share ($271,698 ÷ 21,399 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.70

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2004 (Unaudited)
Investment Income
Income: Interest	$ 25,204,914
Expenses: Management fee	2,448,474
Services to shareholders	510,223
Custodian and accounting fees	93,437
Distribution service fees	766,705
Auditing	29,814
Legal	9,882
Trustees' fees and expenses	10,625
Reports to shareholders	41,541
Registration fees	51,789
Other	25,549
Total expenses, before expense reductions	3,988,039
Expense reductions	(182,528)
Total expenses, after expense reductions	3,805,511
Net investment income	21,399,403
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	1,590,418
Interest rate swaps	(5,773,608)
Futures	504,366
(3,678,824)
Net unrealized appreciation (depreciation) during the period on: Investments	19,031,675
Interest rate swaps	(1,529,915)
Futures	(2,167,939)
15,333,821
Net gain (loss) on investment transactions	11,654,997
Net increase (decrease) in net assets resulting from operations	$ 33,054,400

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2004 (Unaudited)	Year Ended May 31, 2004
Operations: Net investment income	$ 21,399,403	$ 42,220,662
Net realized gain (loss) on investment transactions	(3,678,824)	3,956,267
Net unrealized appreciation (depreciation) on investment transactions during the period	15,333,821	(27,178,156)
Net increase (decrease) in net assets resulting from operations	33,054,400	18,998,773
Distributions to shareholders from: Net investment income: Class A	(4,112,401)	(6,841,991)
Class B	(1,230,916)	(2,482,073)
Class C	(1,311,081)	(2,299,587)
Class AARP	(1,322,589)	(2,318,217)
Class S	(13,282,006)	(28,119,944)
Institutional Class	(3,880)	(14,096)
Net realized gains: Class A	—	(62,942)
Class B	—	(26,454)
Class C	—	(24,577)
Class AARP	—	(20,402)
Class S	—	(249,379)
Institutional Class	—	(17)
Fund share transactions: Proceeds from shares sold	70,499,870	214,153,797
Reinvestment of distributions	12,351,035	23,984,126
Cost of shares redeemed	(124,332,047)	(171,324,296)
Net increase (decrease) in net assets from Fund share transactions	(41,481,142)	66,813,627
Increase (decrease) in net assets	(29,689,615)	43,352,721
Net assets at beginning of period	830,124,032	786,771,311
Net assets at end of period (including undistributed net investment income of $267,305 and $130,775, respectively)	$ 800,434,417	$ 830,124,032

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended May 31,	2004[a]	2004	2003	2002[b]	2001	2000[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.50	$ 12.86	$ 12.55	$ 12.39	$ 11.86	$ 12.02
Income (loss) from investment operations: Net investment income	.33	.67	.68	.69	.70	.06
Net realized and unrealized gain (loss) on investment transactions	.18	(.35)	.31	.16	.53	(.16)
Total from investment operations	.51	.32	.99	.85	1.23	(.10)
Less distributions from: Net investment income	(.33)	(.67)	(.68)	(.69)	(.70)	(.06)
Net realized gain on investment transactions	—	(.01)	—	—	—	—
Total distributions	(.33)	(.68)	(.68)	(.69)	(.70)	(.06)
Net asset value, end of period	$ 12.68	$ 12.50	$ 12.86	$ 12.55	$ 12.39	$ 11.86
Total Return (%)[d,e]	4.13**	2.48	8.13	6.97	10.44	(.77)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	163	151	102	62	24.20
Ratio of expenses before expense reductions (%)	.98*	1.00	1.04	1.05	1.13[f]	.11**
Ratio of expenses after expense reductions (%)	.86*	.80	.80	.80	.80[f]	.07**
Ratio of net investment income (%)	5.26*	5.24	5.44	5.47	5.69	.52**
Portfolio turnover rate (%)	22*	44	16	21	12	62

[a] For the six months ended November 30, 2004 (Unaudited).

[b] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 5.44% to 5.47%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

[c] For the period from May 1, 2000 (commencement of operations of Class A shares) to May 31, 2000.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.11% and .80%, respectively.

* Annualized **Not annualized

Class B
Years Ended May 31,	2004[a]	2004	2003	2002[b]	2001	2000[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.51	$ 12.86	$ 12.56	$ 12.40	$ 11.86	$ 12.02
Income (loss) from investment operations: Net investment income	.28	.57	.58	.59	.60	.05
Net realized and unrealized gain (loss) on investment transactions	.18	(.34)	.30	.16	.54	(.16)
Total from investment operations	.46	.23	.88	.75	1.14	(.11)
Less distributions from: Net investment income	(.28)	(.57)	(.58)	(.59)	(.60)	(.05)
Net realized gain on investment transactions	—	(.01)	—	—	—	—
Total distributions	(.28)	(.58)	(.58)	(.59)	(.60)	(.05)
Net asset value, end of period	$ 12.69	$ 12.51	$ 12.86	$ 12.56	$ 12.40	$ 11.86
Total Return (%)[d,e]	3.72**	1.74	7.19	6.14	9.74	(.92)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55	56	53	27	8.20
Ratio of expenses before expense reductions (%)	1.75*	1.82	1.84	1.85	2.04[f]	.19**
Ratio of expenses after expense reductions (%)	1.65*	1.60	1.60	1.60	1.60[f]	.14**
Ratio of net investment income (%)	4.47*	4.44	4.64	4.67	4.88	.45**
Portfolio turnover rate (%)	22*	44	16	21	12	62

[a] For the six months ended November 30, 2004 (Unaudited).

[b] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.64% to 4.67%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

[c] For the period from May 1, 2000 (commencement of operations of Class B shares) to May 31, 2000.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.99% and 1.60%, respectively.

* Annualized **Not annualized

Class C
Years Ended May 31,	2004[a]	2004	2003	2002[b]	2001	2000[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.51	$ 12.87	$ 12.56	$ 12.40	$ 11.86	$ 12.02
Income (loss) from investment operations: Net investment income	.28	.57	.59	.59	.60	.05
Net realized and unrealized gain (loss) on investment transactions	.18	(.35)	.31	.16	.54	(.16)
Total from investment operations	.46	.22	.90	.75	1.14	(.11)
Less distributions from: Net investment income	(.28)	(.57)	(.59)	(.59)	(.60)	(.05)
Net realized gain on investment transactions	—	(.01)	—	—	—	—
Total distributions	(.28)	(.58)	(.59)	(.59)	(.60)	(.05)
Net asset value, end of period	$ 12.69	$ 12.51	$ 12.87	$ 12.56	$ 12.40	$ 11.86
Total Return (%)[d,e]	3.73**	1.69	7.30	6.16	9.68	(.92)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	59	58	42	16	6.04
Ratio of expenses before expense reductions (%)	1.73*	1.79	1.82	1.82	1.91[f]	.20**
Ratio of expenses after expense reductions (%)	1.63*	1.57	1.58	1.58	1.58[f]	.14**
Ratio of net investment income (%)	4.49*	4.47	4.66	4.69	4.91	.45**
Portfolio turnover rate (%)	22*	44	16	21	12	62

[a] For the six months ended November 30, 2004 (Unaudited).

[b] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.66% to 4.69%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

[c] For the period from May 1, 2000 (commencement of operations of Class C shares) to May 31, 2000.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.86% and 1.58%, respectively.

* Annualized **Not annualized

Class AARP
Years Ended May 31,	2004[a]	2004	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.51	$ 12.87	$ 12.56	$ 12.40	$ 12.18
Income (loss) from investment operations: Net investment income	.34	.67	.69	.69	.46
Net realized and unrealized gain (loss) on investment transactions	.18	(.35)	.31	.16	.22
Total from investment operations	.52	.32	1.00	.85	.68
Less distributions from: Net investment income	(.34)	(.67)	(.69)	(.69)	(.46)
Net realized gain on investment transactions	—	(.01)	—	—	—
Total distributions	(.34)	(.68)	(.69)	(.69)	(.46)
Net asset value, end of period	$ 12.69	$ 12.51	$ 12.87	$ 12.56	$ 12.40
Total Return (%)	4.17**	2.52[d]	8.17	6.97	5.69d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	50	50	39	18	4
Ratio of expenses before expense reductions (%)	.80*	.77	.77	.77	.82*
Ratio of expenses after expense reductions (%)	.80*	.76	.77	.77	.79*
Ratio of net investment income (%)	5.32*	5.28	5.47	5.50	5.68*
Portfolio turnover rate (%)	22*	44	16	21	12

[a] For the six months ended November 30, 2004 (Unaudited).

[b] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 5.47% to 5.50%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

[c] For the period from October 2, 2000 (commencement of operations of Class AARP shares) to May 31, 2001.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class S
Years Ended May 31,	2004[a]	2004	2003	2002[b]	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 12.52	$ 12.87	$ 12.56	$ 12.40	$ 11.87	$ 12.69
Income (loss) from investment operations:
Net investment income	.34	.67	.69	.69	.70	.66
Net realized and unrealized gain (loss) on investment transactions	.18	(.34)	.31	.16	.53	(.82)
Total from investment operations	.52	.33	1.00	.85	1.23	(.16)
Less distributions from:
Net investment income	(.34)	(.67)	(.69)	(.69)	(.70)	(.66)
Net realized and unrealized gain (loss) on investment transactions	—	(.01)	—	—	—	—
Total distributions	(.34)	(.68)	(.69)	(.69)	(.70)	(.66)
Net asset value, end of period	$ 12.70	$ 12.52	$ 12.87	$ 12.56	$ 12.40	$ 11.87
Total Return (%)	4.16**c	2.59[c]	8.17	6.99	10.56[c]	(1.28)[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	473	517	550	576	514	436
Ratio of expenses before expense reductions (%)	.81*	.78	.77	.77	.82	.89[d]
Ratio of expenses after expense reductions (%)	.79*	.77	.77	.77	.79	.87[d]
Ratio of net investment income (%)	5.33*	5.27	5.47	5.50	5.69	5.42
Portfolio turnover rate (%)	22*	44	16	21	12	62

[a] For the six months ended November 30, 2004 (Unaudited).

[b] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 5.47% to 5.50%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

[c] Total returns would have been lower had certain expenses not been reduced.

[d] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .86% and .85%, respectively.

* Annualized

** Not annualized

Institutional Class
Years Ended May 31,	2004[a]	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.52	$ 12.87	$ 12.73
Income (loss) from investment operations: Net investment income	.34	.67	.55
Net realized and unrealized gain (loss) on investment transactions	.18	(.34)	.14
Total from investment operations	.52	.33	.69
Less distributions from: Net investment income	(.34)	(.67)	(.55)
Net realized gain on investment transactions	—	(.01)	—
Total distributions	(.34)	(.68)	(.55)
Net asset value, end of period	$ 12.70	$ 12.52	$ 12.87
Total Return (%)	4.21**	2.61	5.55**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.27	.16	.5
Ratio of expenses (%)	.71*	.73	.74*
Ratio of net investment income (%)	5.41*	5.31	5.60*
Portfolio turnover rate (%)	22*	44	16

[a] For the six months ended November 30, 2004 (Unaudited).

[b] For the period from August 19, 2002, (commencement of operations of Institutional Class shares) to May 31, 2003.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder High Yield Tax-Free Fund (the "Fund") is a diversified series of Scudder Municipal Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class AARP and S shares are not subject to initial or contingent deferred sales charges. After December 31, 2004, Class S shares will no longer be available to new investors except under certain circumstances. For a complete list of investors that may continue to purchase Class S shares after December 31, 2004, please refer to the Fund's Statement of Additional Information.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Money Market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund depending upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Swap Agreements. The Fund may enter into interest rate swap transactions to reduce the interest rate risk inherent in the Fund's underlying investments. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation. The payment obligations would be based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by the counterparty and the change in value is recorded as unrealized appreciation or depreciation.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $17,420,000, which may be applied against any realized net taxable capital gains of each succeeding year, until fully utilized or until May 31, 2005 ($3,396,000), May 31, 2008 ($2,691,000), May 31, 2009 ($3,118,000), May 31, 2010 ($4,526,000) and May 31, 2012 ($3,689,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2003 through May 31, 2004, the Fund incurred approximately $98,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2005.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended November 30, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $90,453,853 and $143,734,098, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.65% of the first $300,000,000 of the Fund's average daily net assets, 0.60% on the next $200,000,000 of such net assets, and 0.575% of such net assets in excess of $500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended November 30, 2004, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.60% of the Fund's average daily net assets.

Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.90% of average daily net assets for Class A, B, C, AARP and S shares and 0.75% of average daily net assets for Institutional Class shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees, organizational and offering expenses).

In addition, for the period April 1, 2004 through September 30, 2005, the Advisor agreed to waive a portion of its management fee of the Fund to the extent necessary to maintain the operating expenses of each class at 0.79%, 0.80%, 0.80%, 0.79% and 0.79% of average daily net assets for Class A, B, C, AARP and S shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or services fees, trustee and trustee counsel fees, organizational and offering expenses).

Furthermore, for the period April 1, 2004 through November 30, 2004, the Advisor and certain of its subsidiaries agreed to waive expenses to the extent necessary to maintain the annual operating expenses of Class A, B and C shares at no more than 0.80%, 1.60% and 1.58%, respectively, of average daily net assets.

In addition, for the six months ended November 30, 2004, the Advisor has agreed to reimburse the Fund $2,410 which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, shareholder service agent and dividend-paying agent for Class A, B, C and Institutional Class shares of the Fund. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, shareholder service agent and dividend-paying agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement among SISC, SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2004, the amounts charged to the Fund by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at November 30, 2004
Class A	$ 31,769	$ 31,769	$ —
Class B	17,744	17,744	—
Class C	13,116	13,116	—
Class AARP	22,572	—	12,009
Class S	150,708	33,487	—
Institutional Class	10	—	—
	$ 235,919	$ 96,116	$ 12,009

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the six months ended November 30, 2004, the amount charged to the Fund by SFAC for accounting services aggregated $77,286, of which $71,631 is unpaid at November 30, 2004.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2004
Class B	$ 207,662	$ 71,110
Class C	220,163	74,339
	$ 427,825	$ 145,449

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2004, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Unpaid at November 30, 2004	Annualized Effective Rate
Class A	$ 196,257	$ 58,786	$ 28,745.25%
Class B	69,226	9,220	6,816.25%
Class C	73,397	15,450	8,275.25%
	$ 338,880	$ 83,456	$ 43,836

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2004 aggregated $41,509.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2004, the CDSC for Class B and Class C aggregated $72,173 and $7,845, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2004, SDI received $1,119.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

D. Investing in High-Yield Securities

Investing in high-yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high-yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

E. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended November 30, 2004, custodian fees were reduced by $546 for custody credits earned.

F. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2004		Year Ended May 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,316,629	$ 29,259,974	6,303,497	$ 80,210,452
Class B	181,328	2,288,453	944,807	12,032,011
Class C	520,148	6,562,785	2,230,184	28,458,874
Class AARP	464,365	5,873,799	1,783,763	22,764,111
Class S	2,084,570	26,368,575	5,532,945	70,527,832
Institutional Class	11,510	146,284	12,550	160,517
		$ 70,499,870		$ 214,153,797
Shares issued to shareholders in reinvestment of distributions
Class A	194,311	$ 2,459,145	303,329	$ 3,859,372
Class B	46,605	589,816	92,246	1,173,855
Class C	55,337	700,535	94,955	1,208,874
Class AARP	59,876	758,175	108,235	1,377,619
Class S	619,037	7,840,024	1,284,426	16,351,152
Institutional Class	264	3,340	1,048	13,254
		$ 12,351,035		$ 23,984,126
Shares redeemed
Class A	(1,681,526)	$ (21,237,326)	(2,515,572)	$ (31,847,045)
Class B	(345,576)	(4,357,291)	(686,242)	(8,718,462)
Class C	(547,079)	(6,905,323)	(953,959)	(12,066,118)
Class AARP	(548,292)	(6,927,752)	(990,539)	(12,563,193)
Class S	(6,703,722)	(84,865,852)	(8,315,278)	(105,612,602)
Institutional Class	(3,033)	(38,503)	(40,684)	(516,876)
		$ (124,332,047)		$ (171,324,296)
Net increase (decrease)
Class A	829,414	$ 10,481,793	4,091,254	$ 52,222,779
Class B	(117,643)	(1,479,022)	350,811	4,487,404
Class C	28,406	357,997	1,371,180	17,601,630
Class AARP	(24,051)	(295,778)	901,459	11,578,537
Class S	(4,000,115)	(50,657,253)	(1,497,907)	(18,733,618)
Institutional Class	8,741	111,121	(27,086)	(343,105)
		$ (41,481,142)		$ 66,813,627

H. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Account Management Resources

For shareholders of Classes A, B, C and Institutional

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	NOTAX	NOTBX	NOTCX	NOTIX
CUSIP Number	811170-307	811170-406	811170-505	81118T-105
Fund Number	152	252	352	512

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites — aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	SHYFX	SHYTX
Fund Number	108	008
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. With respect to accounts that are jointly held, an opt-out request received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence — Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

September 2004

Notes

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL
33910.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Yield Tax Free Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder High Yield Tax Free Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 31, 2005

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 31, 2005